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PROSPECTUS SUPPLEMENT DATED MARCH 26, 2009

The purpose of this mailing is to provide you with changes to the current Prospectus for Institutional Class shares of the Funds listed below:

AIM Basic Balanced Fund
AIM Global Core Equity Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Small Cap Equity Fund

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- Portfolio Managers -- Mid Cap Basic Value" of the prospectus:


     - "R. Canon Coleman II (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999.

     - Jonathan Edwards, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2001.

     - Michael Simon, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 2001.

     - Bret Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1998."

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PROSPECTUS SUPPLEMENT DATED MARCH 26, 2009

The purpose of this mailing is to provide you with changes to the current Prospectus for Class A, B, C, R, and Y shares of the Fund listed below:

AIM Mid Cap Basic Value Fund

The following information replaces in its entirety the information appearing under the heading "FUND MANAGEMENT -- Portfolio Managers" of the prospectus:

"The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - R. Canon Coleman II (lead manager), Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with Invesco Aim and/or its affiliates since 1999. As the lead manager, Mr. Coleman generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Coleman may perform these functions, and the nature of these functions, may change from time to time.

     - Jonathan Edwards, Portfolio Manager, who has been responsible for the fund since 2008 and has been associated with Invesco Aim and/or its affiliates since 2001.

     - Michael Simon, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 2001.

     - Bret Stanley, Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with Invesco Aim and/or its affiliates since 1998.

     More information on the portfolio managers may be found on the advisor's website http//www.invescoaim.com. The website is not part of this prospectus.

     The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."
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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MARCH 26, 2009

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for the funds listed below:

AIM Basic Balanced Fund
AIM European Small Company Fund
AIM Global Core Equity Fund
AIM International Small Company Fund
AIM Mid Cap Basic Value Fund
AIM Select Equity Fund
AIM Small Cap Equity Fund

Effective March 26, 2009, Michael Chapman is no longer a portfolio manager for AIM Mid Cap Basic Value Fund and all references to Mr. Chapman in Appendix H are deleted.